VESSELS (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	23		23
Residual value	$ 8,000
Estimated useful life	25 years
Vessels [Abstract]
Total	$ 1,360,421		$ 1,359,418
Less Accumulated Depreciation	(437,146)		(405,660)	[1]
Less Accumulated Impairment Loss on Vessels	0		0	[2]
Vessels, Net	923,275		953,758
Depreciation charges disposed			497,000
Impairment charges			112,700
Impairment loss on vessels	0	$ 2,168
Vessels [Member]
Vessels [Abstract]
Additions	557		169,446
Disposals	0		(632,326)
Total	1,307,087		1,769,967
Drydocking [Member]
Vessels [Abstract]
Additions	446		8,210
Disposals	0		(75,182)
Total	$ 52,331		$ 119,303

[1]	Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded
[2]	Impairment charges of $112.7 million related to vessels disposed of in 2018 is excluded